Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Estimated Useful Life of Property and Equipment	Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Machinery and equipment	3 to 5 years
Furniture and fixtures	3 to 5 years
Leasehold improvements	Shorter of lease term of useful life

Summary of the impact of the adoption	A summary of the impact of the adoption is as follows (in thousands):

	December 31, 2021	Impact of Adoption	January 1, 2022
Operating lease right-of-use asset	$—	$1,728	$1,728
Operating lease liability, current	—	308	308
Other non-current liability	6	(6)	—
Operating lease liability, non-current	—	1,426	1,426